Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Outstanding loan	¥ 722,990	¥ 3,604,670
Current portion according to repayment schedule	331,770	639,180
Long-term portion according to repayment schedule	391,220	2,965,490
Loan Agreement with Bank of Shanghai, Maturity, June 2025
Borrowings
Outstanding loan		80,340
Current portion according to repayment schedule		80,340
Loan Agreement with China Construction Bank, Maturity, July 2029, One
Borrowings
Outstanding loan	3,060	6,460
Current portion according to repayment schedule		1,360
Long-term portion according to repayment schedule	3,060	5,100
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029
Borrowings
Outstanding loan		9,690
Current portion according to repayment schedule		2,040
Long-term portion according to repayment schedule		7,650
Loan Agreement with China Construction Bank, Maturity, July 2029, Two
Borrowings
Outstanding loan	8,910	18,810
Current portion according to repayment schedule		3,960
Long-term portion according to repayment schedule	8,910	14,850
Loan Agreement with China Construction Bank, Maturity, July 2029, Three
Borrowings
Outstanding loan	158,030	297,730
Current portion according to repayment schedule	17,000	62,680
Long-term portion according to repayment schedule	141,030	235,050
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029, One
Borrowings
Outstanding loan	255,000	474,810
Current portion according to repayment schedule	30,090	99,960
Long-term portion according to repayment schedule	224,910	374,850
Loan Agreement with Bank of Shanghai, Maturity, September 2026
Borrowings
Outstanding loan	104,440	213,040
Current portion according to repayment schedule	104,440	108,600
Long-term portion according to repayment schedule		104,440
Loan Agreement with China Construction Bank, Maturity, January 2031
Borrowings
Outstanding loan		637,010
Current portion according to repayment schedule		29,900
Long-term portion according to repayment schedule		607,110
Loan Agreement with Industrial and Commercial Bank of China, Maturity, January 2031
Borrowings
Outstanding loan		497,660
Current portion according to repayment schedule		23,360
Long-term portion according to repayment schedule		474,300
Loan Agreement with China Minsheng Bank, Maturity, January 2031
Borrowings
Outstanding loan		497,670
Current portion according to repayment schedule		23,380
Long-term portion according to repayment schedule		474,290
Loan Agreement with Agricultural Bank of China, Maturity, January 2031
Borrowings
Outstanding loan		497,660
Current portion according to repayment schedule		23,360
Long-term portion according to repayment schedule		474,300
Loan Agreement with Bank of Shanghai, Maturity, January 2027
Borrowings
Outstanding loan	72,950	145,550
Current portion according to repayment schedule	72,600	72,600
Long-term portion according to repayment schedule	350	72,950
Loan Agreement with Bank of Shanghai, Maturity, February 2027
Borrowings
Outstanding loan	120,600	228,240
Current portion according to repayment schedule	107,640	107,640
Long-term portion according to repayment schedule	¥ 12,960	¥ 120,600